Net Income (Loss) Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Net Income (Loss) Per Share [Abstract]
Net Income (Loss) Per Share
7.	Net Income (Loss) Per Share

Basic net income (loss) per share is computed by dividing the net income (loss) for the period by the weighted average number of common shares outstanding during the period. Diluted net income (loss) per share is computed by dividing the net income (loss) for the period by the weighted average number of common and potentially dilutive common shares outstanding during the period. Potentially dilutive common shares consist of the common shares issuable upon the exercise of stock options and warrants. Potentially dilutive common shares are excluded from the calculation if their effect is antidilutive. At March 31, 2017, there were options to purchase 893,599 shares of common stock outstanding which could potentially dilute future net income (loss) per share. At March 31, 2017 the Company also has outstanding convertible debt which is initially convertible into 916,667 shares of common stock, which could potentially dilute future net income (loss) per share. The number of shares the convertible debt could be converted into could potentially increase under certain circumstances related to the market price of the Company’s common stock at the time of conversion.

At March 31, 2016, there were options and warrants to purchase 15,425,001 and 25,572,059 shares of common stock, respectively, outstanding which could have potentially diluted future net income (loss) per share. At March 31, 2016 the Company also had outstanding convertible debt which was initially convertible into 17,602,800 shares of common stock, which could have potentially diluted future net income (loss) per share. The number of shares the convertible debt could be converted into could have potentially increased under certain circumstances related to the market price of the Company’s common stock at the time of conversion. In connection with the Plan, all of the outstanding stock options and warrants were cancelled.

11.	Net Income (Loss) Per Share

Basic net income (loss) per share is computed by dividing the net income (loss) for the period by the weighted average number of common shares outstanding during the period. Diluted net income (loss) per share is computed by dividing the net income (loss) for the period by the weighted average number of common and potentially dilutive common shares outstanding during the period. Potentially dilutive common shares consist of the common shares issuable upon the exercise of stock options and warrants. Potentially dilutive common shares are excluded from the calculation if their effect is antidilutive. At December 31, 2016, there were options to purchase 295,051 shares of common stock, outstanding which could potentially dilute future net income (loss) per share. At December 31, 2016 the Company also has outstanding convertible debt which is initially convertible into 916,667 shares of common stock, which could potentially dilute future net income (loss) per share. The number of shares the convertible debt could be converted into could potentially increase under certain circumstances related to the market price of the Company’s common stock at the time of conversion. At December 31, 2015, there were options and warrants to purchase 15,425,001 and 25,572,059 shares of common stock, respectively, outstanding which could potentially dilute future net income (loss) per share. At December 31, 2015 the Company also has outstanding convertible debt which is initially convertible into 17,602,800 shares of common stock, which could potentially dilute future net income (loss) per share. The number of shares the convertible debt could be converted into could potentially increase under certain circumstances related to the market price of the Company’s common stock at the time of conversion.